Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares	Sep. 30, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	8,012,077	8,934,097	9,891,592
Weighted average remaining contractual life of options outstanding	5 years 4 months 13 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 64.49	$ 61.33	$ 54.64
Number of options exercisable (in shares) | shares	5,781,579	5,748,402
Weighted average exercise price of options exercisable (in CAD per share)	$ 54.76	$ 49.02
19.30 to 38.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,455,630
Weighted average remaining contractual life of options outstanding	1 year 9 months 21 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 30.55
Number of options exercisable (in shares) | shares	1,455,630
Weighted average exercise price of options exercisable (in CAD per share)	$ 30.55
19.30 to 38.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	19.30
19.30 to 38.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 38.79
39.47 to 50.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,096,265
Weighted average remaining contractual life of options outstanding	3 years 8 months 12 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 45.41
Number of options exercisable (in shares) | shares	1,096,265
Weighted average exercise price of options exercisable (in CAD per share)	$ 45.41
39.47 to 50.94 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 50.94 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 50.94
52.63 to 63.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,775,587
Weighted average remaining contractual life of options outstanding	5 years 5 months 15 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.06
Number of options exercisable (in shares) | shares	2,419,052
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.03
52.63 to 63.72 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	52.63
52.63 to 63.72 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.72
67.04 to 87.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,403,429
Weighted average remaining contractual life of options outstanding	6 years 11 months 1 day
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.04
Number of options exercisable (in shares) | shares	725,445
Weighted average exercise price of options exercisable (in CAD per share)	$ 83.36
67.04 to 87.65 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 87.65 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 87.65
97.84 to 115.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,281,166
Weighted average remaining contractual life of options outstanding	8 years 11 months 4 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 101.09
Number of options exercisable (in shares) | shares	85,187
Weighted average exercise price of options exercisable (in CAD per share)	$ 110.58
97.84 to 115.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	97.84
97.84 to 115.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 115.01